Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments with Off-Balance Sheet Risk [Abstract]
Financial Instrument Commitments
A summary of the Company's financial instrument commitments at December 31, 2013 and 2012 is as follows:

	2013	2012
	(In Thousands)
Commitments to originate loans	$6,370	$9,853
Unfunded commitments under lines of credit	16,465	9,246

Future Minimum Annual Rental Payments for Non-Cancelable Operating Leases
The Company terminated its Lakeside Office Park lease in Southampton, PA effective March 31, 2012 when Quaint Oak Bancorp relocated to 501 Knowles Avenue in Southampton, PA.  The Company entered into a ten year lease on this property with a renewal option for an additional five years. Minimum rental commitments for the next five years at December 31, 2013, are summarized as below:

Year	Rental Amount
(In Thousands)
2014	$93
2015	65
2016	67
2017	62
2018	61
Thereafter	192
$540